Stock-Based Compensation	12 Months Ended
Oct. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation

9. STOCK-BASED COMPENSATION

In the years ended October 31, 2016 and 2015, the Company recorded stock-based compensation expense amounting to $3.1 million and $1.4 million, respectively, related to restricted stock awards and stock options.

Incentive Compensation Plans

In the fiscal years ended October 31, 2016 and 2015, the Company made stock-based compensation awards under its 2016 Equity Incentive Plan (the “2016 Plan”), 2014 Equity Incentive Plan (the “2014 Plan”) and its Amended and Restated 2004 Employee, Director and Consultant Incentive Plan (the “2004 Plan”).

 2016 Plan

In the fiscal year ended October 31, 2016, the Company adopted the 2016 Plan, an omnibus equity incentive plan administered by the Company’s board of directors, or by one or more committees of directors appointed by the Board, pursuant to which the Company may issue up to 666,665 shares of the Company’s common stock under equity-linked awards to certain officers, employees, directors and consultants. The 2016 Plan permits the grant of stock options, including incentive stock options and nonqualified stock options, stock appreciation rights, restricted shares, restricted share units, cash awards, or other awards, whether at a fixed or variable price, upon the passage of time, the occurrence of one or more events, or the satisfaction of performance criteria or other conditions, or any combination thereof. As of October 31, 2016, the Company had zero shares available for future issuances under the 2016 Plan.

2014 Plan

In the fiscal year ended October 31, 2015, the Company adopted the 2014 Plan, an omnibus equity incentive plan administered by the Company’s board of directors, or by one or more committees of directors appointed by the Board, pursuant to which the Company may issue up to 375,000 shares of the Company’s common stock under equity-linked awards to certain officers, employees, directors and consultants. The 2014 Plan permits the grant of stock options, including incentive stock options and nonqualified stock options, stock appreciation rights, restricted shares, restricted share units, cash awards, or other awards, whether at a fixed or variable price, upon the passage of time, the occurrence of one or more events, or the satisfaction of performance criteria or other conditions, or any combination thereof. As of October 31, 2016, the Company had approximately 83,262 shares available for future issuances under the 2014 Plan.

2004 Plan

The 2004 Plan covers employees, directors and consultants and also provides for the issuance of restricted stock, non-qualified stock options, incentive stock options and other awards under terms determined by the Company. In April 2014, the Company’s stockholders and Board of Directors approved an amendment to the Plan to increase the number of common shares available for issuance under the Plan by 71,429 shares. As of October 31, 2016, the Company had approximately 19,217 shares available for future issuances under the 2004 Plan.

Stock Options

Stock-option activity in the fiscal year ended October 31, 2016:

	Number Of Shares	Weighted Average Exercise Price
Outstanding, November 1, 2014	71,533	$39.24
Granted	55,070	$4.44
Forfeited	(14,188)	$31.98
Expired	(15,834)	$61.08
Outstanding, October 31, 2015	96,581	$16.92
Granted	347,010	$4.84
Forfeited	(12,258)	$36.97
Exercised	(31,657)	$4.08
Expired	(17,656)	$30.72
Outstanding, October 31, 2016	382,020	$5.73
Options exercisable, October 31, 2016	205,941	$6.50
Weighted-average grant date fair value of options granted during the year		$3.38

Stock options are generally granted to employees or directors at exercise prices equal to the fair market value of the Company’s stock at the dates of grant. Stock options generally vest over one to three years and have a term of five to ten years. The total fair value of options granted during the year ended October 31, 2016 was approximately $1.2 million. The intrinsic value of options outstanding at October 31, 2016 was $0. The intrinsic value of options exercised during the fiscal years ended October 31, 2016 was $15,000. The weighted average remaining contractual term of exercisable and outstanding options at October 31, 2016 was 8.3 years and 8.7 years, respectively.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions for the years ended October 31:

	October 31,
	2016	2015
Risk free annual interest rate	1.0-1.7%	1.4%
Expected volatility	77-79%	80%
Expected life	2.75-5.00 years	4.77 years
Assumed dividends	None	None

The fair value of stock option grants is amortized over the vesting period of, generally, one to three years. As of October 31, 2016, there was approximately $5,000 of unrecognized compensation cost related to non-vested stock option awards, which is expected to be recognized over a remaining weighted-average vesting period of 0.1 year. Additionally, approximately 165,000 options are subject to vesting upon the achievement of a performance condition. The grant date fair value of these options is approximately $551,000.

Restricted-stock activity in the fiscal year ended October 31, 2016:

	Number of shares	Weighted-Average Grant-Date Fair Value
Unvested, January 1, 2015	21,040	$28.56
Granted	339,813	$6.66
Vested	(113,482)	$8.88
Forfeited	(16,572)	$7.98
Unvested, December 31, 2015	230,799	$7.47
Granted	356,666	$5.14
Vested	(312,636)	$6.10
Unvested, December 31, 2016	274,829	$6.00

The weighted-average grant date fair value of restricted shares granted during the year ended October 31, 2016 was $5.14. The total fair value of restricted stock vested during the years ended October 31, 2016 and 2015 was approximately $1.8 million and $865,000, respectively.

The value of restricted stock grants are measured based on the fair market value of the Company's common stock on the date of grant and amortized over the vesting period of, generally, six months to three years. As of October 31, 2016, there was approximately $6,000 of unrecognized compensation cost related to unvested restricted stock awards, which is expected to be recognized over a remaining weighted-average vesting period of 0.2 years. Additionally, approximately 169,000 restricted shares are subject to vesting upon the achievement of a performance condition. The grant date fair value of these restricted shares is approximately $871,000.